Cover Cover	Oct. 29, 2025	Jul. 29, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 29, 2025
Entity Registrant Name		CHART INDUSTRIES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-11442
Entity Tax Identification Number		34-1712937
Entity Address, Street Name	8665 New Trails Drive, Suite 100
Entity Address, City	The Woodlands
Entity Address, State	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	364-8700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock, par value $0.01
Trading Symbol(s)		GTLS
Name of each exchange on which registered		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000892553
Amendment Flag		false
Entity Addresses [Line Items]
Entity Address, Street Name	8665 New Trails Drive, Suite 100
Entity Address, City	The Woodlands
Entity Address, State	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	364-8700
Former Address
Cover [Abstract]
Entity Address, Street Name	2200 Airport Industrial Drive, Suite 100
Entity Address, City	Ball Ground
Entity Address, State	GA
Entity Address, Postal Zip Code	30107
Entity Addresses [Line Items]
Entity Address, Street Name	2200 Airport Industrial Drive, Suite 100
Entity Address, City	Ball Ground
Entity Address, State	GA
Entity Address, Postal Zip Code	30107